SEGMENT REPORTING (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Segment Reporting Information [Line Items]
Total Revenue		$ 74,798,483	¥ 11,728,402,114	¥ 10,329,658,133	¥ 9,304,011,693
Segment Profit		16,562,865	2,597,057,281	2,095,095,676	1,675,879,504
Consolidated Income from operations		4,001,313	627,405,815	519,757,261	395,655,293
Income Tax Expense		1,073,704	168,356,868	119,349,476	164,856,125
Consolidated Net Income		2,796,299	438,459,617	418,633,987	245,341,120
School Business [Member]
Segment Reporting Information [Line Items]
Total Revenue		54,592,781	8,560,148,105	7,944,214,481	7,043,067,230
Salaries and welfare expenses (SSE)		22,385,948	3,510,116,624	3,250,090,426	3,133,808,792
Other Expenses		18,635,699	2,922,077,635	2,701,764,945	2,249,446,447
Segment Profit		13,571,134	2,127,953,846	1,992,359,110	1,659,811,991
Social Business [Member]
Segment Reporting Information [Line Items]
Total Revenue		20,205,702	3,168,254,009	2,385,443,652	2,260,944,463
Salaries and welfare expenses (SSE)		12,381,715	1,941,452,857	1,650,713,169	1,644,241,337
Other Expenses		4,832,256	757,697,717	631,993,917	600,635,613
Segment Profit		2,991,731	469,103,435	102,736,566	16,067,513
Segment Profit [Member]
Segment Reporting Information [Line Items]
Corporate Expenses	[1]	12,561,552	1,969,651,466	1,575,338,415	1,280,224,211
Consolidated Income from operations		4,001,313	627,405,815	519,757,261	395,655,293
Other Income / (Expenses), net		(131,310)	(20,589,330)	18,226,202	14,541,952
Income Tax Expense		1,073,704	168,356,868	119,349,476	164,856,125
Consolidated Net Income		$ 2,796,299	¥ 438,459,617	¥ 418,633,987	¥ 245,341,120

[1]	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.